The Company (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended					0 Months Ended							0 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended				6 Months Ended		12 Months Ended		0 Months Ended			0 Months Ended
	Sep. 30, 2013	Aug. 27, 2013	May 31, 2011	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 15, 2013	Dec. 31, 2013 On All Convertible Preference Shares Being Converted Into Common Shares Of Subsidiary [Member] Common Stock [Member]	Aug. 27, 2013 On All Convertible Preference Shares Being Converted Into Common Shares Of Subsidiary [Member] Preferred Stock [Member]	Aug. 27, 2013 The Twenty Thirteen Reverse Split [Member]	Jun. 30, 2014 The Twenty Fourteen Reverse Split [Member]	Aug. 27, 2013 Securities Exchange Agreement Securities Obtained From Investors In Transaction [Member] Common Stock [Member]	Aug. 27, 2013 Securities Exchange Agreement Securities Obtained From Investors In Transaction [Member] Warrant [Member]	Aug. 27, 2013 Securities Exchange Agreement Securities Obtained From Investors In Transaction [Member] Series 1 Convertible Preferred Stock [Member]	Aug. 27, 2013 Securities Exchange Agreement Securities Obtained From Investors In Transaction [Member] Series A1 [Member]	Aug. 27, 2013 Securities Exchange Agreement Securities Obtained From Investors In Transaction [Member] Convertible Promissory Note [Member]	Aug. 27, 2013 Securities Exchange Agreement Securities Obtained From Investors In Transaction [Member]	Dec. 31, 2013 Relative Fair Value Of Securities Surrendered In 2013 Exchange [Member] Convertible Promissory Note [Member]	Dec. 31, 2013 Relative Fair Value Of Securities Surrendered In 2013 Exchange [Member]	Aug. 27, 2013 2013 Private Placement [Member] Common Stock [Member]	Sep. 30, 2013 2013 Private Placement [Member] Common Stock [Member]	Dec. 31, 2013 2013 Private Placement [Member] Common Stock [Member]	Aug. 27, 2013 2013 Private Placement [Member] Series 1 Convertible Preferred Stock [Member]	Sep. 30, 2013 2013 Private Placement [Member] Series 1 Convertible Preferred Stock [Member]	Dec. 31, 2013 2013 Private Placement [Member] Series 1 Convertible Preferred Stock [Member]	Aug. 27, 2013 2013 Private Placement [Member]	Sep. 30, 2013 2013 Private Placement [Member]	Dec. 31, 2013 2013 Private Placement [Member]	Dec. 31, 2013 2013 Private Placement Offering Cost [Member]	Nov. 26, 2013 Common Stock [Member]	Nov. 26, 2013 Preferred Stock [Member]	Jun. 30, 2014 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Sep. 30, 2013 Placement Agent [Member]	Aug. 27, 2013 Placement Agent [Member]	Aug. 27, 2013 Series 1 Convertible Preferred Stock [Member]	May 27, 2011 Series A1 [Member]	Dec. 31, 2013 Series A1 [Member]	May 27, 2011 Convertible Promissory Note [Member]
The Company (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent											100.00%	17.20%																					100.00%	17.20%
Stockholders' Equity Note, Stock Split, Conversion Ratio		99.39											99.39
Stockholders' Equity, Reverse Stock Split		Every 99.39 outstanding shares of common stock became one share of common stock. No fractional shares were issued in connection with the Reverse Split. Stockholders who were otherwise entitled to receive a fractional share of common stock received one whole share of common stock. The Reverse Split did not change the number of shares of common or preferred stock that the Company is authorized to issue, or the par value of the Company's common or preferred stock.												ten
Stockholders' Equity Note, Changes in Capital Structure, Retroactive Impact		The Reverse Split resulted in a proportionate adjustment to the per share exercise price and the number of shares of common stock issuable upon the exercise of outstanding warrants and stock options, as well as the number of shares of common stock eligible for issuance under the 2008 Stock Incentive Plan. All of the information in these financial statements has been presented to reflect the impact of the one-for-99.39 Reverse Split on a retroactive basis.
Private Placement Securities Puchased By Investors Description			certain shares of Series A-1 Convertible Preferred Stock, par value $0.001 per share, (ii) certain convertible promissory notes ("CPNs") convertible into shares of Series A-2 Convertible Preferred Stock, par value $0.001 per share, and (iii) certain warrants (the "2011 Warrants" and together with the Series A-1 Convertible Preferred Stock and the CPNs, the "2011 Securities") to purchase shares of common stock
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.001		$ 0.001		$ 0.001	$ 0.001																																$ 0.001		$ 5.20
Preferred Stock, Liquidation Preference, Value (in Dollars)																		$ 17,081,913
Debt Instrument, Face Amount (in Dollars)								15,275,000	15,275,000										17,084,894																									15,275,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				193,988		193,988		7,398,470												565,180										12,500
Sale of Stock, Number of Shares Issuable in Transaction															1,067,317	2,369,000	2,987.0168						5,209,250	684,500	5,893,750	646.0351		646.0351
Class Of Warrant Or Right Date Before Which Warrants Or Rights Exercisable																				Aug. 27, 2018
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)																				$ 2.60											$ 2.60
Share Price (in Dollars per share)				$ 12.50	$ 39.76	$ 12.50	$ 39.76	$ 2.00	$ 29.82													$ 2.00															$ 2.00	$ 2.98	$ 1.96	$ 2.00
Fair Value Assumptions, Expected Volatility Rate																						84.26%																	85.06%	84.27%
Fair Value Assumptions, Risk Free Interest Rate																						1.16%																	1.01%	1.16%
Fair Value Assumptions, Expected Dividend Rate																						0.00%													0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair Value Assumptions, Expected Term																						4 years																	4 years	4 years
Debt Instrument, Fair Value Disclosure (in Dollars)																					10,422,956
Long-term Debt, Gross (in Dollars)								17,084,894	16,537,028	5,300,000											5,452,546
Gains (Losses) on Extinguishment of Debt (in Dollars)								(4,970,410)													(4,970,410)
Sale of Stock, Consideration Received Per Transaction (in Dollars)																														50,000
Sale of Stock Number of Shares in Each Unit Sold																								25,000			9.9390
Gross Proceeds From Private Placement (in Dollars)																													13,668,500	1,369,000	15,037,500
Conversion of Stock Shares Issuable																							1,625,000
Sale Of Stock Number Of Warrants Issued In Transaction																													3,417,129	342,250	3,759,379
Payments of Stock Issuance Costs (in Dollars)																															2,791,359											886,422
Issuance Of Warrants To Placement Agent (in Dollars)																															1,147,021	1,147,021
Warrants Exercisable Period																															5 years
Payment For Placement Agent Fees (in Dollars)																															1,339,750
Placement Agent Initial Warrant Unit Issued		23.34
Placement Agent Final Warrant Unit Issued	2.54
Class of Warrant or Right Price of Securities Called by Each Unit Warrant (in Dollars per Item)																																							50,000
Warrant Issued Fair Value (in Dollars)																																							$ 110,416	$ 1,036,605
Stockholders' Equity Note, Stock Split, Shares Issued for Fractional Share													1